MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable securities, beginning balance	$ 2,639	$ 3,642	$ 3,642
Marketable securities acquired	357	0	0
Proceeds from sale of marketable securities	(14,074)	$ 0	0
Unrealized gain (loss) on marketable securities held at period end	34		(2,491)
Gain on sale of marketable securities	7,881		0
Repurchase of marketable securities pledged to creditors	5,836		7,323
Marketable securities pledged to creditors	0		(5,835)
Marketable securities, ending balance	$ 2,673		$ 2,639